SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 2-14336)
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 127	[X]
and

REGISTRATION STATEMENT (NO. 811-00834) UNDER THE INVESTMENT COMPANY ACT
OF 1940

Amendment No. 130

[X]

VANGUARD WINDSOR FUNDS

(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482

(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Heidi Stam, Esquire

P.O. Box 876

Valley Forge, PA 19482

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on March 6, 2015, pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 6th day of March, 2015.

VANGUARD WINDSOR FUNDS

BY:____________/s/ F. William McNabb III*____

F. William McNabb III
Chairman and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/S/ F. WILLIAM MCNABB III*	Chairman and Chief Executive Officer	March 6, 2015
F. William McNabb
/S/ EMERSON U. FULLWOOD*	Trustee	March 6, 2015
Emerson U. Fullwood
/S/ RAJIV L. GUPTA*	Trustee	March 6, 2015
Rajiv L. Gupta
/S/ AMY GUTMANN*	Trustee	March 6, 2015
Amy Gutmann
/S/ JOANN HEFFERNAN HEISEN*	Trustee	March 6, 2015
JoAnn Heffernan Heisen
/S/ F. JOSEPH LOUGHREY*	Trustee	March 6, 2015
F. Joseph Loughrey
/S/ MARK LOUGHRIDGE*	Trustee	March 6, 2015
Mark Loughridge
/S/ SCOTT C. MALPASS*	Trustee	March 6, 2015
Scott C. Malpass
/S/ ANDRÉ F. PEROLD*	Trustee	March 6, 2015
André F. Perold
/S/ PETER F. VOLANAKIS*	Trustee	March 6, 2015
Peter F. Volanakis
/S/ THOMAS J. HIGGINS*	Chief Financial Officer	March 6, 2015
Thomas J. Higgins

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014, see File Number 2-17620, Incorporated by Reference.

INDEX TO EXHIBITS

XBRL Instance Document	Ex-101.INS
XBRL Taxonomy Extension Schema Document	Ex-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document.	Ex-101.DEF
XBRL Taxonomy Extension Labels Linkbase Document	Ex-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.PRE